Basis of preparation and presentation (Details)	9 Months Ended
Sep. 30, 2025
Bottom of range
Basic Of Preparation [Line Items]
Cotton processing, term	2 months
Top of range
Basic Of Preparation [Line Items]
Cotton processing, term	3 months